Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$93,910,467.70	0.4461305	$81,089,704.49	0.3852242	$12,820,763.21
Class A-2-B Notes	$62,235,203.06	0.4461305	$53,738,782.79	0.3852242	$8,496,420.27
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$551,925,670.76	0.5780658	$530,608,487.28	0.5557390	$21,317,183.48

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	43.94		43.03
Pool Receivables Balance	$608,926,421.59		$586,505,977.18
Remaining Number of Receivables	41,414		40,665

Adjusted Pool Balance	$585,220,766.25		$563,903,582.77

III. COLLECTIONS

Principal:
Principal Collections	$21,496,303.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$391,827.04
Total Principal Collections	$21,888,130.77

Interest:
Interest Collections	$1,598,072.66
Late Fees & Other Charges	$45,954.25
Interest on Repurchase Principal	$-
Total Interest Collections	$1,644,026.91

Collection Account Interest	$26,857.73
Reserve Account Interest	$3,058.47
Servicer Advances	$-

Total Collections	$23,562,073.88

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$23,562,073.88
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,562,073.88

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$507,438.68	$-	$507,438.68	507,438.68
	Collection Account Interest					$26,857.73
	Late Fees & Other Charges					$45,954.25
Total due to Servicer						$580,250.66

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$122,866.20		$122,866.20
	Class A-2-B Notes		$127,520.80		$127,520.80
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$776,519.33		$776,519.33	776,519.33

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$22,112,820.73

7.	Regular Principal Distribution Amount:					21,317,183.48

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$12,820,763.21
	Class A-2-B Notes				$8,496,420.27
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$21,317,183.48		$21,317,183.48
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$21,317,183.48		$21,317,183.48

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					795,637.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,705,655.34
Beginning Period Amount	$23,705,655.34
Current Period Amortization	$1,103,260.93
Ending Period Required Amount	$22,602,394.41
Ending Period Amount	$22,602,394.41
Next Distribution Date Required Amount	$21,525,640.50

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	15
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.69%	5.90%	5.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.85%	40,199	98.64%	$578,514,495.41
30 - 60 Days	0.87%	353	1.03%	$6,020,180.18
61 - 90 Days	0.22%	91	0.27%	$1,582,201.46
91-120 Days	0.05%	22	0.07%	$389,100.13
121 + Days	0.00%	0	0.00%	$-
Total		40,665		$586,505,977.18

Delinquent Receivables 30+ Days Past Due
Current Period	1.15%	466	1.36%	$7,991,481.77
1st Preceding Collection Period	0.99%	408	1.17%	$7,150,131.07
2nd Preceding Collection Period	1.00%	422	1.14%	$7,196,748.25
3rd Preceding Collection Period	1.05%	450	1.24%	$8,154,790.73
Four-Month Average	1.04%		1.23%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.34%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		27		$385,963.26
Repossession Inventory		67		$307,355.44

Current Charge-Offs
Gross Principal of Charge-Offs				$924,140.68
Recoveries				$(391,827.04)
Net Loss				$532,313.64

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.05%

Average Pool Balance for Current Period				$597,716,199.39

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.07%
1st Preceding Collection Period				1.04%
2nd Preceding Collection Period				0.77%
3rd Preceding Collection Period				0.08%
Four-Month Average				0.74%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		67	993	$13,113,613.61
Recoveries		50	796	$(6,501,907.76)
Net Loss				$6,611,705.85
Cumulative Net Loss as a % of Initial Pool Balance				0.65%

Net Loss for Receivables that have experienced a Net Loss *		40	698	$6,626,661.55
Average Net Loss for Receivables that have experienced a Net Loss				$9,493.78

Principal Balance of Extensions				$2,096,410.50
Number of Extensions				117

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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